OPERATING SEGMENTS, Distribution of Total Revenue, Operating Revenue and Non-current Assets of Group Based on Location (Details) - PEN (S/) S/ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Distribution of total revenue, operating revenue and non-current assets [Abstract]
Total income	[1]	S/ 19,449,000	S/ 18,382,000	S/ 19,674,000
Operating income	[2]	9,358,000	8,929,000	9,589,000
Total non-current assets	[3]	4,605,000	4,717,000	4,799,000
Total liabilities		217,784,545	211,960,516	161,113,000
Peru [Member]
Distribution of total revenue, operating revenue and non-current assets [Abstract]
Total income	[1]	17,327,000	16,452,000	17,990,000
Operating income	[2]	8,684,000	8,413,000	9,105,000
Total non-current assets	[3]	3,773,000	3,825,000	3,925,000
Total liabilities		188,481,000	187,291,000	142,161,000
Bolivia [Member]
Distribution of total revenue, operating revenue and non-current assets [Abstract]
Total income	[1]	978,000	853,000	809,000
Operating income	[2]	373,000	357,000	368,000
Total non-current assets	[3]	121,000	101,000	93,000
Total liabilities		13,012,000	11,870,000	9,815,000
Colombia [Member]
Distribution of total revenue, operating revenue and non-current assets [Abstract]
Total income	[1]	601,000	566,000	356,000
Operating income	[2]	213,000	144,000	21,000
Total non-current assets	[3]	415,000	451,000	432,000
Total liabilities		2,610,000	2,607,000	2,769,000
Panama [Member]
Distribution of total revenue, operating revenue and non-current assets [Abstract]
Total income	[1],[4]	309,000	261,000	165,000
Operating income	[2],[4]	103,000	(73,000)	(96,000)
Total non-current assets	[3],[4]	30,000	32,000	20,000
Total liabilities	[4]	10,389,000	7,321,000	4,975,000
Chile [Member]
Distribution of total revenue, operating revenue and non-current assets [Abstract]
Total income	[1]	166,000	134,000	142,000
Operating income	[2]	1,000	(2,000)	(2,000)
Total non-current assets	[3]	131,000	171,000	209,000
Total liabilities		1,026,000	853,000	1,088,000
United States of America [Member]
Distribution of total revenue, operating revenue and non-current assets [Abstract]
Total income	[1]	33,000	33,000	10,000
Operating income	[2]	1,000	0	(1,000)
Total non-current assets	[3]	1,000	3,000	3,000
Total liabilities		5,000	6,000	6,000
Bermuda [Member]
Distribution of total revenue, operating revenue and non-current assets [Abstract]
Total income	[1]	18,000	(14,000)	13,000
Operating income	[2]	(17,000)	(22,000)	10,000
Total non-current assets	[3]	134,000	134,000	117,000
Total liabilities		2,174,000	1,930,000	266,000
Cayman Islands [Member]
Distribution of total revenue, operating revenue and non-current assets [Abstract]
Total income	[1]	17,000	97,000	189,000
Operating income	[2]	0	112,000	184,000
Total non-current assets	[3]	0	0	0
Total liabilities		S/ 88,000	S/ 83,000	S/ 33,000

[1]	Including total interest and similar income, other income and net premiums earned from insurance activities.
[2]	Operating income includes the income from interest and similar expenses from banking activities and insurance underwriting result.
[3]	Non-current assets consist of property, furniture and equipment (fixed assets), intangible assets and goodwill and right-for-use assets, net.
[4]	In August 2021, the merger by absorption between ASB Bank Corp. and Atlantic Security Bank (absorbed entity) was carried out. See more detail in Note 2(a).